Taxes (Details) - Schedule of Statutory Rates to Effective Tax Rate	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Statutory Rates to Effective Tax Rate [Abstract]
Income before tax	$ 12,753,794	$ 1,629,691	$ 7,473,926	$ 11,180,378
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 2,104,376	$ 268,899	$ 1,233,198	$ 1,844,763
Reconciling items:
Non-deductible items in Hong Kong	272,376	34,804
Non-taxable items in Hong Kong	(608,034)	(77,695)	(46,142)	(94,775)
Under provision for prior year	1,051,282	134,334
Tax credit	(3,000)	(383)	(6,000)	(10,000)
Effective income tax expenses	$ 2,817,000	$ 359,959	$ 1,181,056	$ 1,739,988